PARENT ONLY INFORMATION - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Prepayments and other current assets	$ 2,610	$ 6,875
TOTAL ASSETS	69,374	126,309
Current Liabilities
Accrued expenses and other current liabilities	54,091	94,622
TOTAL LIABILITIES	82,546	134,691
STOCKHOLDERS' DEFICIT
Ordinary shares	17	17
Additional paid-in capital	282,766	283,137
Treasury shares, at cost	(30,880)	(30,359)
Accumulated deficit	(262,200)	(259,321)
Accumulated other comprehensive loss	(3,265)	(1,856)
TOTAL STOCKHOLDERS' DEFICIT	(13,172)	(8,382)	$ 3,876	$ 63,879
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	69,374	126,309
LightInTheBox Holding Co., Ltd. | Parent
Current assets
Cash and cash equivalents	73	772
Prepayments and other current assets		156
Amounts due from subsidiaries	$ 147,616	$ 149,541
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
TOTAL ASSETS	$ 147,689	$ 150,469
Current Liabilities
Accrued expenses and other current liabilities	158	667
Deficit of investments in subsidiaries	160,703	158,184
TOTAL LIABILITIES	160,861	158,851
STOCKHOLDERS' DEFICIT
Ordinary shares	17	17
Additional paid-in capital	282,766	283,137
Treasury shares, at cost	(30,880)	(30,359)
Accumulated deficit	(261,810)	(259,321)
Accumulated other comprehensive loss	(3,265)	(1,856)
TOTAL STOCKHOLDERS' DEFICIT	(13,172)	(8,382)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 147,689	$ 150,469